Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives and Hedging Activities (Tables) [Abstract]
Schedule of derivative instruments in statement of financial position, fair value

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets		Other Liabilities
	Fair Value		Fair Value
(Millions)	2013	2012	2013	2012
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges	$455	$824	$2	$	―
Total return contract
Fair value hedge	8	―	―		19
Foreign exchange contracts
Net investment hedges	174	43	116		150
Total derivatives designated as hedging instruments	637	867	118		169
Derivatives not designated as hedging instruments:
Foreign exchange contracts, including certain embedded derivatives(a)	64	75	95		160
Total derivatives not designated as hedging instruments	64	75	95		160
Total derivatives, gross	701	942	213		329
Cash collateral netting(b)	(336)	(326)	―		(21)
Derivative asset and derivative liability netting(c)	(36)	(23)	(36)		(23)
Total derivatives, net(d)	$329	$593	$177		$285

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents the offsetting of derivative instruments and the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from derivative instrument(s) executed with the same counterparty under an enforceable master netting arrangement. Additionally, the Company received noncash collateral in the form of security interest in U.S. Treasury securities with a fair value of nil and $335 million as of December 31, 2013 and 2012, respectively, none of which was sold or repledged. Such noncash collateral effectively further reduces the Company's risk exposure to $329 million and $258 million as of December 31, 2013 and 2012, respectively, but does not reduce the net exposure on the Company's Consolidated Balance Sheets. Additionally, the Company posted $26 million and nil as of December 31, 2013 and 2012, respectively, as initial margin on its centrally cleared interest rate swaps not netted against the derivative balances.
  Represents the amount of netting of derivative assets and derivative liabilities executed with the same counterparty under an enforceable master netting arrangement.
  The Company has no individually significant derivative counterparties and therefore, no significant risk exposure to any single derivative counterparty. The total net derivative assets and derivative liabilities are presented within other assets and other liabilities on the Company's Consolidated Balance Sheets.

Effect of fair value hedges on results of operations

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of its fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract				Hedged item				Net hedge
	Income Statement	Amount			Income Statement	Amount			ineffectiveness
Derivative relationship	Line Item	2013	2012	2011	Line Item	2013	2012	2011	2013		2012	2011
Interest rate contracts	Other expenses	$(370)	$(178)	$128	Other expenses	$351	$132	$(102)		$(19)	$(46)	$26
Total return contract	Other non-interest				Other non-interest
	revenues	$15	$(53)	$100	revenues	$(15)	$54	$(112)	$	―	$1	$(12)

Derivative instruments gain loss recognized in income

The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the years ended December 31:

	Pretax gains (losses)
		Amount
Description (Millions)	Income Statement Line Item	2013	2012	2011
Interest rate contracts	Other expenses	$1	$(1)	$3
Foreign exchange contracts (a)	Interest and dividends on investment securities	―	―	9
	Interest expense on short-term borrowings	―	―	3
	Interest expense on long-term debt and other	―	(1)	130
	Other expenses	72	(56)	51
Total		$73	$(58)	$196

  Foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other expenses.